NONRELATED PARTY NOTES PAYABLE (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
NONRELATED PARTY NOTES PAYABLE DETAILS
Promissory note executed with three nonrelated parties	$ 5,000
Promissory note executed with three nonrelated parties	5,100
Promissory note executed with three nonrelated parties	$ 2,610
Promissory note executed with three nonrelated parties, interest rate per annum	0.00%
Nonrelated party notes increased	$ 4,000
Payments totaling	16,710
Balance due to a nonrelated party	$ 105